Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Critical accounting judgments and key estimates
a) Critical accounting judgments and key estimates
The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the recorded amounts of assets and liabilities, disclosure of any contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. These and other estimates are subject to measurement uncertainty and the effect on the consolidated financial statements of changes in these estimates could be material.
Management also makes judgments while applying accounting policies that could affect amounts recorded in its consolidated financial statements. Significant judgments include the identification of cash generating units (“CGUs”) for impairment testing purposes and determining whether a CGU has an impairment indicator. Management has performed an assessment of the Company’s ability to comply with liquidity requirements for the 12-month period ending December 31, 2020. This assessment includes judgements relating to future production volumes, forward commodity pricing, future costs including capital, operating and general and administrative, forward foreign exchange rates, interest rates, and income taxes, all of which are subject to measurement uncertainty.
The following are the estimates that management has made in applying the Company’s accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements.
i) Reserve and resource estimates
Commercial petroleum reserves are determined based on estimates of petroleum-in-place,
recovery factors and future oil and natural gas prices and costs. Obsidian Energy engages an independent qualified reserve evaluator to evaluate all of the Company’s oil and natural gas reserves at each year-end.
Reserve adjustments are made annually based on actual oil and natural gas volumes produced, the results from capital programs, revisions to previous estimates, new discoveries and acquisitions and dispositions made during the year and the effect of changes in forecast future crude oil and natural gas prices. There are a number of estimates and assumptions that affect the process of evaluating reserves.
Proved reserves are the estimated quantities of crude oil, natural gas and natural gas liquids determined to be economically recoverable under existing economic and operating conditions with a high degree of certainty (at least 90 percent) those quantities will be exceeded. Proved plus probable reserves are the estimated quantities of crude oil, natural gas and natural gas liquids determined to be economically recoverable under existing economic and operating conditions with a 50 percent certainty those quantities will be exceeded. Obsidian Energy reports production and reserve quantities in accordance with Canadian practices and specifically in accordance with “Standards of Disclosure for Oil and Gas Activities” (“NI
51-101”).
The estimate of proved plus probable reserves is an essential part of the depletion calculation, the impairment test and hence the recorded amount of oil and gas assets.
Contingent Resources are defined in the COGE Handbook as those quantities of petroleum estimated to be potentially recoverable from known accumulations using established technology or technology under development, but which do not currently qualify as reserves or commercially recoverable due to one or more contingencies. Contingencies may include factors such as economic, legal, environmental, operational, political and regulatory matters or a lack of markets. The estimate of contingent resources may be included as part of the recoverable amount in the impairment test.
Obsidian Energy cautions users of this information that the process of estimating crude oil and natural gas reserves is subject to a level of uncertainty. The reserves are based on current and forecast economic and operating conditions; therefore, changes can be made to future assessments as a result of a number of factors, which can include commodity prices, new technology, changing economic conditions, future reservoir performance and forecast development activity.
ii) Recoverability of asset carrying values
Obsidian Energy assesses
our
property, plant and equipment (“PP&E”) for impairment by comparing the carrying amount to the recoverable amount of the underlying assets. The determination of the recoverable amount involves estimating the higher of an asset’s fair value less costs to sell or its value-in-use,
the latter of which is based on its discounted future cash flows using an applicable discount rate. Future cash flows are calculated based on estimates of future commodity prices and inflation and are discounted based on management’s current assessment of market conditions.
iii) Decommissioning liability
Obsidian Energy recognizes a provision for future abandonment activities in the consolidated financial statements at the net present value of the estimated future expenditures required to settle the estimated obligation at the balance sheet date. The measurement of the decommissioning liability involves the use of estimates and assumptions including the discount rate, the amount and expected timing of future abandonment costs and the inflation rate related thereto. The estimates were made by management and external consultants considering current costs, technology and enacted legislation.
iv) Office lease liability
Obsidian Energy recognizes a provision for certain onerous office lease commitments in the consolidated financial statements at the net present value of future lease payments the Company is obligated to make under non-cancellable
lease contracts less recoveries under current
sub-lease
agreements. The office lease liability relates to the
non-lease
component that does not qualify as a lease component under IFRS 16. The measurement of the office lease liability involves the use of assumptions including the discount rate, actual settlement amounts and estimates of future recoveries. Actual costs and cash outflows may differ from the estimates as a result of the changes in the noted assumptions.
v) Fair value calculation on share-based payments
The fair value of share-based payments is calculated using a Black-Scholes model. There are a number of estimates used in the calculation such as the expected future forfeiture rate, the expected period the share-based compensation is outstanding and the future price volatility of the underlying security all of which can vary from expectations. The factors applied in the calculation are management’s estimates based on historical information and future forecasts.
vi) Fair value of risk management contracts
Obsidian Energy records risk management contracts at fair value with changes in fair value recognized in income. The fair values are determined using external counterparty information which is compared to observable market data.
vii) Taxation
The calculation of deferred income taxes is based on a number of assumptions including estimating the future periods in which temporary differences and other tax credits will reverse and the general assumption that substantively enacted future tax rates at the balance sheet date will be in effect when differences reverse.

viii) Litigation
Obsidian Energy records provisions related to legal matters if it is probable that the Company will not be successful in defending the claim and if an amount can be reasonably estimated. Determining the probability of a claim being defended is subject to considerable judgment. Additionally, the potential claim is generally a wide range of figures and a single estimate must be made when recording a provision. Contingencies will only be resolved or unfounded when one or more future events occur. The assessment of contingencies involves significant judgment and estimates of the potential outcome of future events.

Business combinations
b) Business combinations
Obsidian Energy uses the acquisition method to account for business combinations. The net identifiable assets and liabilities acquired in transactions are generally measured at their fair value on the acquisition date. The acquisition date is the closing date of the business combination. Acquisition costs incurred by Obsidian Energy to complete a business combination are expensed in the period incurred except for costs related to the issue of any debt or equity securities, which are recognized based on the nature of the related financing instrument.
Revisions may be made to the initial recognized amounts determined during the measurement period, which shall not exceed one year after the closing date of the acquisition.

Revenue
c) Revenue
Obsidian Energy generally recognizes crude oil, natural gas and natural gas liquids (“NGLs”) revenue when title passes from Obsidian Energy to the purchaser or, in the case of services, as contracted services are performed. Production revenues are determined pursuant to the terms outlined in contractual agreements and are based on fixed or variable price components. The transaction price for crude oil, natural gas and NGLs is based on the commodity price in the month of production, adjusted for various factors including product quality and location. Commodity prices are based on monthly or daily market indices.
Performance obligations in the contract are fulfilled on the last day of the month with payment typically on the 25 th
day of the following month. All of the Company’s significant revenue streams are located in Alberta.

Joint arrangements
d) Joint arrangements
The consolidated financial statements include Obsidian Energy’s proportionate interest of jointly controlled assets and liabilities and our
proportionate interest of the revenue, royalties and operating expenses. A significant portion of Obsidian Energy’s exploration and development activities are conducted jointly with others and involve joint operations. Under such arrangements, Obsidian Energy has the exclusive rights to our
proportionate interest in the assets and the economic benefits generated from its share of the assets. Income from the sale or use of Obsidian Energy’s interest in joint operations and its share of expenses is recognized when it is probable that the economic benefits associated with the transactions will flow to/from Obsidian Energy and the amounts can be reliably measured.
The Peace River Oil Partnership is a joint operation and Obsidian Energy records our
55 percent interest of revenues, expenses, assets and liabilities.

Transportation expense
e) Transportation expense
Transportation costs are paid by Obsidian Energy for the shipping of natural gas, crude oil and natural gas liquids from the wellhead to the point where
title transfer to buyers. These costs are recognized as services are received.

Foreign currency translation
f) Foreign currency translation
Obsidian Energy and each of
our
subsidiaries use the Canadian dollar as their functional currency. Monetary items, such as accounts receivable and long-term debt, are translated to Canadian dollars at the rate of exchange in effect at the balance sheet date.
Non-monetary
items, such as PP&E, are translated to Canadian dollars at the rate of exchange in effect when the associated transactions occurred. Revenues and expenses denominated in foreign currencies are translated at the exchange rate on the date of the transaction. Foreign exchange gains or losses on translation are included in income.

PP&E
g) PP&E
i) Measurement and recognition
Oil and gas properties are included in PP&E at cost, less accumulated depletion and depreciation and any impairment losses. The cost of PP&E includes costs incurred initially to acquire or construct the item and betterment costs.
Capital expenditures are recognized as PP&E when it is probable that future economic benefits associated with the investment will flow to Obsidian Energy and the cost can be reliably measured. PP&E includes capital expenditures incurred in the development phases, acquisition and disposition of PP&E and additions to the decommissioning liability.
ii) Depletion and Depreciation
Except for components with a useful life shorter than the reserve life of the associated property, resource properties are depleted using the unit-of-production
method based on production volumes before royalties in relation to total proved plus probable reserves. Natural gas volumes are converted to equivalent oil volumes based upon the relative energy content of six thousand cubic feet of natural gas to one barrel of oil. In determining its depletion base, Obsidian Energy includes estimated future costs to develop proved plus probable reserves and excludes estimated equipment salvage values. Changes to reserve estimates are included in the depletion calculation prospectively.
Components of PP&E that are not depleted using the
unit-of-production
method are depreciated on a straight-line basis over their useful life. The turnaround component has an estimated useful life of three to five years and the corporate asset component has an estimated useful life of 10 years.

iii) Derecognition
The carrying amount of an item of PP&E is derecognized when no future economic benefits are expected from its use or upon sale to a third party. The gain or loss arising from derecognition is included in income and is measured as the difference between the net proceeds, if any, and the carrying amount of the asset.
iv) Major maintenance and repairs
Ongoing costs to maintain properties are generally expensed as incurred. These costs include the cost of labour, consumables and small parts. The costs of material replacement parts, turnarounds and major inspections are capitalized provided it is probable that future economic benefits in excess of cost will be realized and such benefits are expected to extend beyond the current operating period. The carrying amount of a replaced part is derecognized in accordance with Obsidian Energy’s derecognition policies.
v) Impairment of oil and natural gas properties
Obsidian Energy reviews oil and gas properties for circumstances that indicate our
assets may be impaired at the end of each reporting period. These indicators can be internal (i.e. reserve changes) or external (i.e. market conditions) in nature. If an indication of impairment exists, Obsidian Energy completes an impairment test, which compares the estimated recoverable amount to the carrying value. The estimated recoverable amount is defined under IAS 36 (“Impairment of Assets”) as the higher of an asset’s or CGU’s fair value less costs to sell and its value-in-use.
Where the recoverable amount is less than the carrying amount, the CGU is considered to be impaired. Impairment losses identified for a CGU are allocated on a pro rata basis to the asset categories within the CGU. The impairment loss is recognized as an expense in income.
Value-in-use
is computed as the present value of future cash flows expected to be derived from production. Present values are calculated using an after-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Under the fair value less cost to sell method the recoverable amount is determined using various factors, which can include external factors such as observable market conditions and comparable transactions and internal factors such as discounted cash flows related to reserve and resource studies and future development plans.
Impairment losses related to PP&E can be reversed in future periods if the estimated recoverable amount of the asset exceeds the carrying value. The impairment recovery is limited to a maximum of the estimated depleted historical cost if the impairment had not been recognized. The reversal of the impairment loss is recognized in depletion, depreciation and impairment.
vi) Other Property, Plant and Equipment
Obsidian Energy’s corporate assets include computer hardware and software, office furniture, buildings and leasehold improvements and are depreciated on a straight-line basis over their useful lives. Corporate assets are tested for impairment separately from oil and gas assets.

Share-based payments
h) Share-based payments
The fair value of units granted under the Restricted and Performance Share Unit Plan
(“RPSU” plan) following
the equity method is recognized as compensation expense with a corresponding increase to other reserves in shareholders’ equity over the term of the units based on a graded vesting schedule. Obsidian Energy measures the fair value of units granted under this plan at the grant date using the share price from the Toronto Stock Exchange (“TSX”). The fair value is based on market prices and considers the terms and conditions of the units granted.
The fair value of options granted under the Stock Option Plan (the “Option Plan”) is recognized as compensation expense with a corresponding increase to other reserves in shareholders’ equity over the term of the options based on a graded vesting schedule. Obsidian Energy measures the fair value of options granted under these plans at the grant date using the Black-Scholes option-pricing model. The fair value is based on market prices and considers the terms and conditions of the share options granted.
The fair value of awards granted under the Deferred Share Unit Plan (“DSU”), Performance Share Unit Plan (“PSU”) and the RPSU plan following the liability method are based on a fair value calculation on each reporting date using the awards outstanding and Obsidian Energy’s share price from the TSX on each balance sheet date. The fair value of the awards is expensed over the vesting period based on a graded vesting schedule. Subsequent increases and decreases in the underlying share price result in increases and decreases, respectively, to the accrued obligation until the related instruments are settled.

Provisions
i) Provisions
i) General
Provisions are recognized based on an estimate of expenditures required to settle present obligations at the end of the reporting period. The provision is risk adjusted to take into account any uncertainties. When the effect of the time value of money is material, the amount of a provision is calculated as the present value of the future expenditures required to settle the obligations. The discount rate reflects the current assessment of the time value of money and risks specific to the liability when those risks have not already been reflected as an adjustment to future cash flows.
ii) Decommissioning liability
The decommissioning liability is the present value of Obsidian Energy’s future costs of obligations for property, facility and pipeline abandonment and site restoration. The liability is recognized on the balance sheet with a corresponding increase to the carrying amount of the related asset. The recorded liability increases over time to its future amount through accretion charges to income. Revisions to the estimated amount or timing of the obligations are reflected prospectively as increases or decreases to the recorded liability and the related asset. Actual decommissioning expenditures, up to the recorded liability at the time, are charged to the liability as the costs are incurred. Amounts capitalized to the related assets are amortized to income consistent with the depletion or depreciation of the underlying asset.
iii) Office lease liability
The office lease liability is the net present value of future lease payments that the Company is obligated to make under non-cancellable
lease contracts less recoveries under current
sub-lease
agreements. The office lease liability relates to the
non-lease
component that does not qualify as a lease component under IFRS 16. The liability is recognized on the balance sheet with the corresponding change charged to income. The recorded liability increases over time to its future amount through accretion charges to income. Revisions to the estimated amount or timing of the obligations are reflected prospectively as increases or decreases to the recorded liability. Actual lease payments less sub-lease
recoveries are charged to the liability as the costs are incurred.

Leases
j) Leases
Policy Applicable from January 1, 2019
A
t inception of entering into a contract, the Company assesses whether a contract is, or contains a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company considers the following:

•	the contract involves the use of an identified asset;

•	the Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the period of use; and

•	the Company has the right to direct the use of the asset, which occurs if either;

•	the Company has the right to operate the asset; or

•	the Company designed the asset in a way that predetermines how and for what purpose it will be used.
Obsidian Energy recognizes a
right-of-use
asset and a lease liability at the commencement date of the lease. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date.
The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use
asset or the end of the lease term. The estimated useful life of right-of-use
assets are determined based on the length of the lease.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Company’s incremental borrowing rate. The consideration used to measure the lease liability includes all fixed payments and variable lease payments that depend on an index or rate under the arrangement. Subsequently, the lease liability is measured at amortized cost using the effective interest method and is re-measured
 when there is a change in the future lease payments.
In-scope
leases
Upon adoption of IFRS 16, the Company identified certain office leases, transportation commitments, vehicle leases and surface leases in-scope
under the standard.

•	Office lease commitments pertain to total leased office space. A portion of this office space has been sub-leased to other parties to minimize the Company’s net exposure under the leases;

•	Transportation commitments related to costs for future pipeline access;

•	Vehicle leases relate to commitments for usage of vehicles; and

•	Surface leases allow access to land at a natural gas or oil treatment facility and beyond.
Obsidian Energy has elected not to recognize
right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value
assets, which include information technology equipment and field equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
Policy Applicable before January 1, 201
9
A lease is classified as an operating lease if it does not transfer substantially all of the risks and rewards incidental to ownership of the related asset to the lessee. Operating lease payments are expensed on a straight-line basis over the life of the lease.

Share capital
k) Share capital
Common shares are classified as equity. Share issue costs are recorded in shareholder’s equity, net of applicable taxes. Dividends, if paid, are at the discretion of the Board of Directors and are deducted from retained earnings.
If issued, preferred shares would be classified as equity and could be issued in one or more series.

Earnings per share
l) Earnings per share
Earnings per share is calculated by dividing net income or loss attributable to the shareholders by the weighted average number of common shares outstanding during the period. Obsidian Energy computes the dilutive impact of equity instruments other than common shares assuming the proceeds received from the exercise of in-the-money
share options are used to purchase common shares at average market prices.

Anti-dilutive shares are excluded from the diluted earnings per share calculation.

Taxation
m) Taxation
Income taxes are based on taxable income in a taxation year. Taxable income normally differs from income reported in the
C
onsolidated Statements of Income (Loss) as it excludes items of income or expense that are taxable or deductible in other years or are not taxable or deductible for income tax purposes.
Obsidian Energy uses the liability method of accounting for deferred income taxes. Temporary differences are calculated assuming that the financial assets and liabilities will be settled at their carrying amount. Deferred income taxes are computed on temporary differences using substantively enacted income tax rates expected to apply when deferred income tax assets and liabilities are realized or settled.
A deferred income tax asset is recognized to the extent that it is probable that future taxable income will be available against which the deductible temporary differences can be utilized. Deferred income tax assets are reviewed at each reporting date and are not recognized until such time that it is probable that the related tax benefit will be realized.

Financial instruments
n) Financial instruments
Obsidian Energy recognizes financial assets and financial liabilities, including derivatives, on the
C
onsolidated Balance Sheets when the Company becomes a party to the contract. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or when the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized from the consolidated financial statements when the liability is extinguished either through settlement of or release from the obligation of the underlying liability.

Classification and Measurement of Financial Instruments
The classification of financial assets is determined by their context in Obsidian Energy’s business model and by the characteristics of the financial asset’s contractual cash flows.
Financial assets and financial liabilities are measured at fair value on initial recognition, which is typically the transaction price unless a financial instrument contains a significant financing component. Subsequent measurement is dependent on the financial instrument’s classification, as described below:

•	Cash and cash equivalents (includes cash and bank overdraft), accounts receivable, accounts payable and accrued liabilities and long-term debt are measured at amortized cost.

•
Risk management contracts, all of which are derivatives, are measured initially at fair value through profit or loss and are subsequently measured at fair value with changes in fair value immediately charged to the
C
onsolidated Statements of Income (Loss).

Financial assets and liabilities are offset and the net amount is reported on the balance sheet when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.
Impairment of Financial Assets
Financial assets are assessed with an expected credit loss (“ECL”) model. The impairment model applies to financial assets measured at amortized cost, a lease receivable, a contract asset or a loan commitment and a financial guarantee.

Embedded derivatives
o) Embedded derivatives
An embedded derivative is a component of a contract that affects the terms of another factor, for example, rent costs that fluctuate with oil prices. These “hybrid” contracts are considered to consist of a “host” contract plus an embedded derivative. The embedded derivative is separated from the host contract and accounted for as a derivative if the following conditions are met:

•	The economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract;

•	The embedded item, itself, meets the definition of a derivative; and

•	The hybrid contract is not measured at fair value or designated as held for trading.

Classification of debt or equity
p) Classification of debt or equity
Obsidian Energy classifies financial liabilities and equity instruments in accordance with the substance of the contractual arrangement and the definitions of a financial liability or an equity instrument.
Obsidian Energy’s debt instruments currently have requirements to deliver cash at the end of the term thus are classified as liabilities.

New accounting policies
q) New Accounting Policies
IFRS 16
The IASB issued IFRS 16 “Leases” in January 2016 which replaces IAS 17 “Leases”. IFRS 16 outlines several new requirements in regards to the recognition, measurement and disclosure of leases. A key principle within the standard includes a single lessee accounting model which requires lessees to recognize assets and liabilities for all leases which have a term more than 12 months. The accounting for lessors, which classify leases as either operating or finance, remains substantially unchanged from the previous standard. The new standard is effective for annual reporting periods beginning on or after January 1, 2019.
Obsidian Energy applied IFRS 16 with an initial adoption date of January 1, 2019, resulting in a change to our
accounting policy for lease contracts as detailed below. The Company applied IFRS 16 using the modified retrospective approach under which the cumulative effect of initial application is recognized in retained earnings at January 1, 2019. As a result, comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4.
As a lessee, the Company previously classified leases as operating or finance leases based on our
assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Company. Under IFRS 16, the Company recognizes right-of-use
assets in property, plant and equipment and lease liabilities for most leases.
At transition, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Company’s incremental borrowing rate as at January 1, 2019.
Right-of-use
assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

i) Practical expedients
The Company used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

•	Applied a single discount rate to a portfolio of leases with similar characteristics;

•	Applied the exemption to not recognize right-of-use assets and liabilities for leases with less than 12 months of lease term;

•
Applied the exemption to not recognize leases of low value assets on the consolidated balance sheet. Payments for these leases will be disclosed in the notes to the consolidated financial statements; and

•	Placed reliance on the Company’s previous assessment of onerous contracts under IAS 37 immediately before the date of initial application as an alternative to performing an impairment assessment.
ii) January 1, 2019 impact
The impacts of the adoption of IFRS 16 as at January 1, 2019 are as follows:

	Notes	As reported at December 31, 2018	Adjustments	Balance on adoption as at January 1, 2019
Assets
Current portion of lease receivable	b)	$—	$9	$9
Long-term portion of lease receivable	b)	—	34	34
Property, plant and equipment	a)	—	37	37
Liabilities and Shareholders’ Equity
Current portion of lease liability	c)	—	30	30
Current portion of provisions	d)	16	(12)	4
Long-term portion of lease liability	c)	—	106	106
Long-term portion of provisions	d)	69	(51)	18
Deficit	d)	$416	$(7)	$409
a)
Right-of-use
assets
The Company measured its
right-of-use
assets at the amount equal to the lease liability less any amount previously recorded as onerous contract provision under IAS 37. There was no impact to retained earnings upon adoption.
b) Sublease contracts
The Company analyzed the classification of sublease contracts previously classified as operating leases under IAS 17. The Company determined that certain subleases met the requirements of finance leases under IFRS 16. These are recorded as Lease receivable.
c) Lease liabilities
The Company recorded lease liabilities on contracts previously classified as operating leases under IAS 17. The lease liabilities were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate at January 1, 2019. The incremental borrowing rate used in the calculation was 6.0 percent.
d) Onerous contract provisions
For the Company’s office lease provision, the Company applied the practical expedient to use its previous assessment under IAS 37 for onerous contracts. This resulted in a reduction of $63 million to the Company’s office lease provision that was classified as an onerous contract and a reduction in deficit of $7 million.

iii) Reconciliation of commitments to lease liability
The following table reconciles the Company’s commitments at December 31, 2018 to the Company’s lease liabilities as at January 1, 2019:

Total
Long-term debt	$419
Transportation	41
Power infrastructure	9
Interest obligations	27
Office lease	201
Decommissioning liability	129

Total at December 31, 2018	$826
Commitments that do not contain a lease	(607)
Office Lease — Non-Lease Components	(66)
Operating lease under IAS 17	9
Discounting impact	(26)

Lease liabilities as at January 1, 2019	$136